CAPITAL STOCK - Disclosure of detailed information about summarizes change in accrued DSU liability (Details)	12 Months Ended
Dec. 31, 2019 CAD ($)
Capital Stock [Abstract]
Outstanding, beginning of year	$ 0
Change in accrued DSU liability	241,175
Outstanding, end of year	$ 241,175